Annual Total Returns- Janus Henderson Global Allocation Fund - Moderate (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Global Allocation Fund - Moderate - Class D	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	12.31%	(2.55%)	12.74%	15.29%	3.37%	(2.20%)	3.06%	16.26%	(6.58%)	15.63%